Note 25 - Share-based Payments (Details Textual)				5 Months Ended	10 Months Ended	12 Months Ended
	Jun. 27, 2018	Apr. 23, 2018	Feb. 12, 2018	Dec. 31, 2016 USD ($)	Nov. 03, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement						516,000	4,221,600
Social security contributions				$ 1,007,000	$ 4,260,000	$ 3,428,000	$ 4,235,000
RSU [member]
Statement Line Items [Line Items]
Percentage of equity available for grants						10.00%
Number of shares in ultimate issure entity | shares						500,000,000
Number of shares set up with parent company for share-based payments arrangement | shares						200,000,000
Conversion ratio from the count of RSUs granted to ultimate shares to be delivered						0.4
Number of shares represented by ADS | shares						2
Adjustment factor for reported grants in a share-based payments arrangment						0.5
Number of other equity instruments granted in share-based payment arrangement	18,000	10,000	488,000
Share-based payments arrangement, vesting schedule, in year one						20.00%
Share-based payments arrangement, vesting schedule, in year two						20.00%
Share-based payments arrangement, vesting schedule, in yearthree						30.00%
Share-based payments arrangement, vesting schedule, in year four						30.00%
Weighted average exercise price of other equity instruments granted in share-based payment arrangement						$ 7.75
Weighted average fair value at measurement date, other equity instruments granted						7.12	4.50
Social security contributions						$ 896,000	$ 2,490,000
Weighted average remaining contractual life of outstanding other equity instruments						0.97	1.61